Document and Entity Information	Nov. 09, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001455863
Document Type	8-K
Document Period End Date	Nov. 09, 2020
Entity Registrant Name	AMERICOLD REALTY TRUST
Entity Incorporation State Country Code	MD
Entity File Number	001-34723
Entity Tax Identification Number	93-0295215
Entity Address, Address Line One	10 Glenlake Parkway
Entity Address, Address Line Two	South Tower
Entity Address, Address Line Three	Suite 600
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	(678)
Local Phone Number	441-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares of Beneficial Interest, $0.01 par value per share
Trading Symbol	COLD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false